INCOME TAX BENEFIT (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Schedule of Income (loss) before Income Taxes

Income (loss) before income taxes consists of:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Non-PRC	(17,386)	55,229	23,349	3,748
PRC	36,107	(259,390)	(467,200)	(74,991)

	18,721	(204,161)	(443,851)	(71,243)

Schedule of Income Taxes

Income taxes consist of:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Current income tax	(11,937)	(328)	-	-
Deferred income tax benefit	40,479	68,876	116,709	18,733
Valuation allowance	(16,481)	(92,874)	(116,709)	(18,733)

	12,061	(24,326)	-	-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Income tax computed at applicable tax rates (25%)	4,680	(51,040)	(110,963)	(17,811)
Effect of different tax rates in different jurisdictions	4,347	(13,807)	(5,837)	(937)
Non-deductible expenses	526	(3,470)	191	31
Effect of expired tax losses	1,030	-	-	-
Other adjustments	135	(231)	(100)	(16)
Changes in valuation allowance	(22,779)	92,874	116,709	18,733

	(12,061)	24,326	-	-

Schedule of Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	31,697	37,584	6,033
Inventories	10,691	11,367	1,825
Provisions	800	604	97

Total deferred tax assets, current portion	43,188	49,555	7,955
Valuation allowance	(43,188)	(49,555)	(7,955)

Deferred tax assets, current portion, net	-	-	-

Deferred tax assets, non-current portion:
Fixed assets	610	453	73
Net operating losses	65,557	176,056	28,259

Total deferred tax assets, non-current portion	66,167	176,509	28,322
Valuation allowance	(66,167)	(176,509)	(28,332)

Deferred tax assets, non-current portion, net	-	-	-

Schedule of Reconciliation of Unrecognized Tax Benefits

The changes in unrecognized tax benefits are as follows:

	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Balance at January 1	4,664	596	649	104
Additions based on tax positions related to the prior years	-	787	66	11
Reductions for tax positions of prior years	(4,068)	-	(433)	(70)
Reductions for tax positions of the current year	-	(734)	-	-

Balance at December 31	596	649	282	45